Long-Term Debt - Long-Term Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Maturities of Long-term Debt [Abstract]
2025	$ 1,990
2026	2,585
2027	2,541
2028	1,499
2029	1,024
Thereafter	23,766
Long-term Debt	$ 33,405	$ 29,703